Contributed surplus (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 shares $ / shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting terms of options	stock options typically vest over three years (33 ⅓% per year) and expire after five to ten years.
Stock Options granted	1,430,635		395,850
Weighted average exercise price | $ / shares		$ 3.30		$ 5.50
Proceeds from options exercised | $	$ 46		$ 185
Weighted average options exercisable	1,301,048	1,301,048			1,301,048
Weighted average exercise price of options exercisable | $ / shares					$ 5.14
DSU Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of common shares issuable under the Plan	968,750
Compensation expense | $	$ 583		$ 401
Stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of common shares issuable under the Plan	4,600,000
Stock options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of options	The term of the option is determined by the Board of Directors, not to exceed ten years from the date of grant.
Vesting terms of options	The vesting of the options is determined by the Board and, beginning January 1, 2018, is typically 33 1/3% every year after the date of grant.
Cashless options exercised	125,812		109,845
Options Issued	58,787		68,336
Proceeds from options exercised | $	$ 235		$ 180
Weighted average options exercisable	1,301,048	1,301,048	938,587	938,587	1,301,048
Weighted average exercise price of options exercisable | $ / shares	$ 5.14	$ 5.14	$ 4.13	$ 4.13
Stock options [Member] | Employees and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of options	ten years		five years
Stock Options granted	1,430,635		395,850
Weighted average exercise price | $ / shares		$ 5.50		$ 3.30
Stock Options granted, value | $	$ 2,683		$ 871
Weighted average grant date value per share | $ / shares		$ 2.95		$ 2.35